Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
12 Intangible Assets
(a) Overview of intangible assets

	2021

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	43,319	1,307	73,598	120	118,344

Accumulated amortisation and impairment		(885)	(2,116)		(3,001)

Net book value at 1 January	43,319	422	71,482	120	115,343

Differences on exchange	(68)	(3)	640	–	569

Additions

– internal development	–	–	–	139	139

– separately acquired	–	–	60	33	93

Reallocations	–	118	18	(136)	–

Amortisation charge	–	(116)	(319)	–	(435)

Impairment	(57)	(13)	(14)	–	(84)

31 December

Cost	43,194	1,266	74,227	156	118,843

Accumulated amortisation and impairment		(858)	(2,360)		(3,218)

Net book value at 31 December	43,194	408	71,867	156	115,625

	2020

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 1 January	44,316	427	73,929	115	118,787

Differences on exchange	(824)	(3)	(2,252)	–	(3,079)

Additions

– internal development	–	–	–	142	142

– acquisitions (note 27)	36	–	39	–	75

– separately acquired	–	–	103	13	116

Reallocations	–	127	23	(150)	–

Amortisation charge	–	(121)	(338)	–	(459)

Impairment	(209)	(8)	(22)	–	(239)

31 December

Cost	43,319	1,307	73,598	120	118,344

Accumulated amortisation and impairment		(885)	(2,116)		(3,001)

Net book value at 31 December	43,319	422	71,482	120	115,343
(b) Goodwill
Goodwill of £43,194 million (2020: £43,319 million) is included in intangible assets in the balance sheet of which the following are the significant acquisitions: Reynolds American £33,021 million (2020: £32,719 million); Rothmans Group £4,408 million (2020: £4,591 million); Imperial Tobacco Canada £2,345 million (2020: £2,304 million); ETI (Italy) £1,384 million (2020: £1,474 million) and ST (principally Scandinavia) £1,043 million (2020: £1,111 million). The principal allocations of goodwill in the Rothmans’ acquisition are to the cash-generating units of Europe and South Africa, with the remainder mainly relating to operations in APME.
During 2021, the Group recognised a goodwill impairment charge of £57 million (2020: £209 million) as explained in note 12(e)(iv) below.
(c) Trademarks and similar intangibles
Trademarks and similar intangibles with indefinite lives
The net book value of trademarks and similar intangibles with indefinite lives is £69,475 million (2020: £68,839 million) and relates to the acquisition of Reynolds American. The trademarks acquired, including Newport, Camel, Natural American Spirit, Grizzly and Pall Mall, all of which are part of the Group’s Strategic Portfolio of key brands, form the core focus of the U.S. business and receive significant support in the form of dedicated internal resources, forecasting and, where appropriate, marketing investment. These trademarks have significant market share and positive cashflow growth expectations. There are no regulatory or contractual restrictions on the use of the trademarks, and there are no plans by management to significantly redirect resources elsewhere. Consequently, in the view of management, these trademarks do not have a foreseeable and definite end to their ability to generate future cash flows and hence are not amortised.
Trademarks and similar intangibles with definite lives
The majority of trademarks and similar intangibles with definite lives relate to trademarks acquired in previous years. These trademarks are amortised over their expected useful lives, which do not exceed 20 years. Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of Reynolds American £2,038 million (2020: £2,260 million). In 2020, the Group acquired the formulations, brands, associated know-how and other relevant assets owned by Dryft Sciences, LLC, relating to its white nicotine pouch products. These have been accounted as trademarks with a value of £103 million (see note 27(c)).
Also, in 2020, due to the migration to Vuse and difficult trading conditions in South Africa and the delisting of certain brands in Belize, the Group recognised an impairment charge of £18 million.
(d) Computer software and assets in the course of development
Included in computer software and assets in the course of development are internally developed assets with a carrying value of £517 million (2020: £513 million). The costs of internally developed assets include capitalised expenses of employees working full time on software development projects, third-party consultants and software licence fees from third-party suppliers.
The Group has £2 million of future contractual commitments (2020: £6 million) related to intangible assets.
(e) Impairment testing
(i) Overview
a. Estimation uncertainty
As described in note 1, the critical accounting estimates used in the preparation of the consolidated financial statements include the review of asset values, especially indefinite life assets such as goodwill and certain trademarks and similar intangibles.
There is significant judgement with regard to assumptions and estimates involved in the forecasting of future cash flows, which form the basis of the assessment of the recoverability of these assets, with the effect that the value-in-use of calculations incorporate estimation uncertainty, particularly for certain assets held in relation to the Canadian, U.S., Malaysian, Peruvian and South African markets and the Global Travel Retail (GTR) business.
b. Impact of climate change
The impact of climate change on the future cash flows has been considered for scenarios analysed in terms of future access to tobacco and nicotine. The climate change scenario analyses – conducted in line with TCFD recommendations – undertaken this year did not identify any material financial impact.
(ii) Impairment testing – Trademarks and similar intangibles with indefinite lives (brands)
The trademarks and similar intangibles with indefinite lives (brands) have been tested for impairment on a value-in-use basis. The value-in-use calculations use cash flows based on detailed brand budgets prepared by management using projected sales volumes, revenues and projected brand profitability covering a five-year horizon and, thereafter, grown into perpetuity. Corporate costs are allocated to the brand budgets based on either specific allocations, where appropriate, or based on volumes. The pre-tax discount rates, ranging between 8.71% and 9.94%, and long-term growth rates of between 0.75% and 1%, applied to the brand value-in-use calculations have been determined by local management based on experience, specific market and brand trends and pricing and cost expectations. Following the application of a reasonable range of sensitivities, there was no indication of impairment.
Refer to note 12(e)(v) for further information on the Newport and Camel brand impairment testing. As the trademarks and similar intangibles with indefinite lives relate to the acquisition of Reynolds American, the brand budgets used in the value-in-use calculations have also been incorporated into the budget information used in the impairment testing of the Reynolds American goodwill.
(iii) Cash-generating units and information on goodwill impairment testing
In 2021, goodwill was allocated for impairment testing purposes to 17 (2020: 19) individual cash-generating units – one in the U.S. (2020: one), six in APME (2020: six), six in AMSSA (2020: seven) and four in ENA (2020: five).
The number of cash-generating units in AMSSA and ENA reduced by one as a result of the 2020 impairment of goodwill in Twisp and Blue Nile (note 12(e)(iv)).

	2021		2020

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash-generating unit

Reynolds American	33,021	8.4	32,719	7.6

Europe	5,362	6.1	5,639	6.2

Canada	2,345	19.3	2,304	19.1

Australia	719	6.8	756	7.9

South Africa	512	14.6	552	11.5

Singapore	352	8.2	356	9.6

GTR	233	7.7	241	6.5

Malaysia	226	11.2	232	10.3

Peru	91	10.7	145	9.5

Other	333	6.8	375	7.8

Total	43,194		43,319
Included within ‘Other’ above is goodwill arising on various acquisitions that have been allocated to eight cash-generating units which are, individually, insignificant. The pre-tax discount rate represents the weighted average pre-tax discount rate.
The recoverable amounts of all cash-generating units have been determined on a value-in-use basis. The key assumptions for the recoverable amounts of all units are the budgeted volumes, revenues, operating margins and terminal growth rates, which directly impact the cash flows, and the discount rates used in the calculation. The long-term growth rate is used purely for the impairment testing of goodwill under IAS 36
Impairment of Assets
and does not reflect long-term planning assumptions used by the Group for investment proposals or for any other assessments.
Pre-tax discount rates, as shown above, were used in the impairment testing, based on the Group’s weighted average cost of capital, taking into account the cost of capital and borrowings, to which specific market-related premium adjustments are made. These adjustments are derived from external sources and are based on the spread between bonds (or credit default swaps, or similar indicators) issued by the U.S. or comparable governments and by the relevant local government, adjusted for the Group’s own credit market risk. For ease of use and consistency in application, these results are periodically calibrated into bands based on internationally recognised credit ratings. The long-term growth rates and discount rates have been applied to the budgeted cash flows of each cash-generating unit. These cash flows have been determined by local management based on experience, specific market and brand trends, as well as pricing and cost expectations. These have been endorsed by Group management as part of the consolidated Group’s budget.
(iv) Impairment testing – Goodwill (excluding Reynolds American and Canada)
The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a
10-year
horizon with growth of 3% (2020: 3%) in years 2 to 10 having been assumed as the long-term volume decline is more than offset by pricing to drive revenue growth. A 10-year horizon is considered appropriate based on the Group’s history of profit and cash growth, its well-balanced portfolio of brands and the industry in which it operates. For recent acquisitions and start-up ventures the detailed financial budget is expanded to reflect the medium-term plan of the country or market management spanning five years or beyond.
As a result of difficult trading conditions, the above assumptions were amended to reflect the short- to medium-term plans of the country or area management spanning up to a period of five years for the Malaysian, GTR, South African and Peruvian cash-generating units.
Having recognised an impairment charge in 2020 due to difficult trading conditions in Malaysia (£197 million), including high incidence of illicit trade and downtrading, the Malaysian CGU assessment was amended to reflect the short- to medium-term country plans. As a result of the assessment, in 2021, no further deterioration in performance was identified requiring further impairment consideration. The Group will continue to monitor Malaysia’s performance going forward to identify if any impairment triggers materialise.
During 2021, GTR continued to experience difficult trading conditions as a consequence of the COVID-19 pandemic, as global travel continued to be significantly constrained. As a result, management prepared forecasted cashflows assuming a phased recovery, alongside maintaining the long-term growth rate at 0%. Following the application of a reasonable range of sensitivities, there was no indication of impairment. For the GTR cash-generating unit headroom to reduce to £nil, the forecast cash flows would need to reduce by a further 79% in each forecast year or the pre-tax discount rate would need to increase to 29.7%. Management believes that the duty-free business will recover and therefore both scenarios are not considered, at this stage, to be reasonably possible.
South Africa continues to recover from a five-month sales ban in 2020, with the forecasted cashflows prepared to reflect the continued expected recovery. Following the application of a reasonable range of sensitivities, there was no indication of impairment. For the South African cash-generating unit headroom to reduce to £nil, the forecast cash flows would need to reduce by a further 23% in each forecast year or the pre-tax discount rate would need to increase to 18.9%. Management believes that the post-ban recovery will continue in South Africa and therefore both scenarios are not considered by management, at this stage, to be reasonably possible.
In Peru, due to continued difficult trading conditions as a consequence of the COVID-19 pandemic and its impact on the forecasted operating cashflows, the Group had recognised an impairment charge of £54 million in 2021. This partial impairment reduces the carrying value of goodwill to £91 million. Also, in 2021, the Group impaired in full the goodwill of Myanmar resulting in an impairment charge of £3 million.
The table below shows the headroom and the impairment charge that would be recognised if the assumptions used in the value-in-use calculation were changed:

	Carrying		Increase in				Increase in
	amount of		discount		Decrease in		terminal
	CGU	Headroom	rate	1	cash flows	1	value	1
	£m	£m	£m		£m		£m

			Change in headroom/impairment charge

Cash-generating unit

Peru 1	91	–	(14)		(10)		(11)
Note:

1.
Peru: reasonably possible changes in key assumptions that would result in additional impairment would be a 1.6% increase in the pre-tax discount rate, a 10% decrease in forecast cash flows reflecting a permanent loss in volumes arising from the COVID-19 pandemic or a 1% increase in terminal decline.

With the exception of the Peruvian cash-generating unit, following the application of a reasonable range of sensitivities to all the cash-generating units, and after reflecting the impairments above, there was no indication of any further impairment.
In 2020, the Group also impaired in full the goodwill arising from the acquisitions of Twisp in South Africa and Blue Nile in Sudan due to difficult trading conditions in these markets. This resulted in the recognition of impairment charges of £11 million and £1 million, respectively.
(v) Impairment testing – Reynolds American
Goodwill relating to Reynolds American and the Newport and Camel trademarks
On 29 April 2021, the FDA reconfirmed its intention to issue a proposed product standard to ban menthol as a characterising flavour in cigarettes. Management notes that the FDA announcement does not itself constitute a ban on menthol in cigarettes, and any proposed regulation of menthol in cigarettes would need to be introduced through the established U.S. comprehensive rule-making process, the timetable and outcome for which was, and remains, uncertain. Management continues to believe that any ban, given the mechanisms and processes required to be followed in the U.S., is unlikely to be implemented within the next five years. In addition, it is unclear how any such potential U.S. regulation might affect the manufacture and marketing of Group combustible brands containing menthol. The base case scenario used in the impairment model therefore does not include any potential impact of changes in regulation in relation to menthol flavourings in combustibles within the five-year discrete forecast period. Any potential impacts have been captured within the terminal growth rate and discount rates applied.
The Group has a long-standing track record of managing regulatory shifts and, in the event of regulatory change, the Group remains confident in its ability to navigate that environment successfully.
Since 2018, having considered the combination of the risk of implementation and impact of any change in regulations, the Group has not recognised any impairment on either the Newport or Camel brands or the Reynolds American goodwill, as management concluded that there would not be a significant impact to the value-in-use.
The carrying amounts for Reynolds American goodwill, Newport and Camel brands intangibles were £33,021 million, £29,517 million and £12,485 million, respectively (2020: £32,719 million, £29,248 million and £12,371 million). The value-in-use calculations for brands, as described in note 12(e)(ii) above, have been incorporated in the base case scenario used in the Reynolds American goodwill model. The value-in-use calculations have been prepared based on a five-year cash flow forecast which assumes long-term volume decline of cigarettes. This decline is more than offset by pricing. After this forecast, a growth rate of 1% has been assumed for Reynolds American goodwill, 0.75% for Newport and 0.85% for Camel and a pre-tax discount rate of 8.4% (2020: 7.6%), 9.9% (2020: 8.3%) and 9.4% (2020: 8.3%), respectively.
The excess of value-in-use earnings over the carrying values (headroom) of the Reynolds American goodwill and the Newport and Camel brands intangibles would be reduced to nil if the following individual changes, none of which are considered reasonably possible by management, were made to the key assumptions used in the impairment model.

	Reynolds American goodwill %	Newport %	Camel %

Assumptions

Decrease in revenue by	7.2	15.1	15.2

Increase in pre-tax discount rate by	1.6	2.5	2.9

Decrease in terminal value rate by	1.4	5.1	5.6
For Reynolds American goodwill, the change in revenue assumption is based on combustibles revenue in the five-year forecast reducing by 7.2% in each year and assumes that other assumptions are not changed. For Newport and Camel, the change in revenue assumption is based on the revenue in the five-year forecast reducing by 15.1% and 15.2%, respectively in each year and assumes that other assumptions are not changed.
(vi) Impairment testing – Canada
Goodwill relating to Imperial Tobacco Canada Ltd (ITCAN)
In March 2019, ITCAN obtained an Initial Order from the Ontario Superior Court of Justice granting it protection under the Companies’ Creditors Arrangement Act (CCAA). If the CCAA bankruptcy protection were to end, significant liabilities might crystallise. As a consequence, to reflect the risk to future operating cash flows, the value-in-use calculations have been prepared based on a five-year cash flow forecast, after which a growth rate of -2.5% and a pre-tax discount rate of 19.3% (2020: 19.1%) have been assumed. Further information on the Quebec Class Actions and CCAA can be found in note 31.
In addition to the increase in discount rate, a reasonable range of sensitivities was applied to the value-in-use calculation, and there was no indication of impairment.
The excess of value-in-use earnings over the carrying values (headroom) of the ITCAN goodwill would be reduced to nil if the following individual changes, none of which are considered reasonably possible by management, were made to the key assumptions used in the impairment model. The change in revenue assumption is based on combustibles revenue in the five-year forecast reducing by 27.4% in each year and assumes that other assumptions are not changed.

Canada goodwill %

Assumptions

Decrease in revenue by	27.4

Increase in pre-tax discount rate by	14.7
The £2,345 million of goodwill relating to ITCAN on the Group’s balance sheet at 31 December 2021 will continue to be reviewed on a regular basis. Any future impairment charge would result in a non-cash charge to the income statement that will be treated as an adjusting item.